Capital adequacy	12 Months Ended
Sep. 30, 2025
Capital adequacy
Capital adequacy

Note 27.Capital adequacy

APRA is the prudential regulator of ADIs including Westpac. APRA measures an ADI’s regulatory capital using the following measures:

Level of capital	Definition
Common Equity Tier 1 (CET1) Capital

Comprises the highest quality components of capital that consists of paid-up share capital, retained profits and certain reserves, less certain intangible assets, capitalised expenses and software, and investments and retained profits in insurance and funds management subsidiaries that are not consolidated for capital adequacy purposes.

Tier 1 Capital

The sum of CET1 and Additional Tier 1 (AT1) Capital. AT1 Capital comprises high quality components of capital that consists of certain securities not included in CET1, but which include loss absorbing characteristics. AT1 instruments convert into equity and absorb losses when certain triggers are met.

Total Capital

The sum of Tier 1 Capital and Tier 2 Capital. Tier 2 Capital includes subordinated instruments and other components of capital that, to varying degrees, do not meet the criteria for Tier 1 Capital, but nonetheless contribute to the overall strength of an ADI and its capacity to absorb losses when certain triggers are met.

Leverage ratio

The leverage ratio is defined by APRA as Tier 1 capital divided by the “Exposure measure” and is expressed as a percentage. “Exposure measure” includes on- balance sheet exposures, derivatives exposures, securities financing transaction (SFT) exposures, and other off-balance sheet exposures.

Under APRA’s Prudential Standards, Australian ADIs, including Westpac, are required to maintain minimum Prudential Capital Requirements expressed as a percentage of total risk weighted assets as follows:

●	CET1 Capital ratio of at least 4.5%;
●	Tier 1 Capital ratio of at least 6.0%; and
●	Total Capital ratio of at least 8.0%.

APRA may also require ADIs, including Westpac, to meet Prudential Capital Requirements above the industry minimum. APRA does not allow the Prudential Capital Requirements for individual ADIs to be disclosed. APRA also requires ADIs to hold additional CET1 buffers comprising of:

●	A capital conservation buffer of 4.75% that includes a 1% surcharge for ADIs designated by APRA as D-SIBs. APRA has determined that Westpac is a D-SIB; and
●	Countercyclical capital buffer of 1.0%. The countercyclical buffer is set on a jurisdictional basis and APRA is responsible for setting the requirement in Australia. The countercyclical buffer requirement is currently set to the default of 1.0% for Australian exposures, however this may be varied by APRA in the range of 0% to 3.5%.

Collectively, the above buffers are referred to as the “Capital Buffer”. Should the CET1 capital ratio fall within the capital buffer range, restrictions on the distribution of earnings will apply. This includes restrictions on the amount of earnings that can be distributed through dividends, AT1 Capital distributions and discretionary staff bonuses.

The Total CET1 Requirement for Westpac is at least 10.25%, (based on an industry minimum CET1 requirement of 4.5% plus a Capital Buffer of at least 5.75% applicable to D-SIBs), the Tier 1 Capital Ratio requirement is at least 11.75% and the Total Capital Ratio requirement is at least 13.75%[1].

In addition, APRA’s capital framework also requires an ADI to maintain a minimum leverage ratio of 3.5%. APRA may also vary the minimum leverage ratio for an individual ADI.

Westpac’s capital adequacy was compliant with APRA’s requirements throughout 2025.

APRA has announced changes to banks’ capital requirements with effect from 1 January 2027. This includes changes to CET1, Tier 1, Total capital and the Leverage ratio.

Capital management strategy

Westpac’s capital management strategy is reviewed on an ongoing basis, including through an annual Internal Capital Adequacy Assessment Process (ICAAP). Key features include:

●	The development of a capital management strategy, including consideration of regulatory capital minimums, capital buffers and contingency plans;
●	Consideration of regulatory capital requirements and the perspectives of external stakeholders including rating agencies as well as equity and debt investors; and
●	A stress testing framework that tests our resilience under a range of adverse economic scenarios.

The Board has determined a target post dividend CET1 capital ratio of above 11.25% in normal operating conditions. This target includes consideration of APRA’s increase in the minimum CET1 ratio of 0.25% to 10.50% effective 1 January 2027 and replaces the previous CET1 capital operating range of between 11.00% and 11.50%.

1.	Noting that APRA may apply higher requirements for an individual ADI.